Restatement of Previously Furnished Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Restatement of Previously Furnished Financial Statements
Schedule of impact of revision

	As Previously Reported	Restatement Adjustment	As Restated

Unaudited Balance Sheet as of March 31, 2021 (per form 10-Q filed on May 24, 2021)
Class A ordinary shares, $0.0001 par value; stock subject to possible redemption at redemption value ($)	$252,042,700	$23,957,300	$276,000,000

Stockholders’ equity (deficit)
Class A ordinary shares - $0.0001 par value	$240	$(240)	$—
Class B ordinary shares - $0.0001 par value	690	—	690
Additional paid-in capital	—	—	—
Retained Earnings (Accumulated Deficit)	4,999,077	(23,957,060)	(18,957,983)
Total stockholders’ equity (deficit)	$5,000,007	$(23,957,300)	$(18,957,293)

Shares subject to possible redemption	25,204,270	2,395,730	27,600,000

Unaudited Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares, redeemable shares	15,026,667	—	15,026,667
Basic and diluted net income per share, redeemable shares	—	0.44	0.44
Basic and diluted weighted average shares, non-redeemable shares	6,900,000	—	6,900,000
Basic and diluted net income per share, non-redeemable shares	$1.39	$(0.96)	$0.43
Net Income	$9,611,289	$—	$9,611,289
Unaudited Balance Sheet as of June 30, 2021 (per form 10-Q filed on August 16, 2021)
Class A ordinary shares, $0.0001 par value; stock subject to possible redemption at redemption value ($)	$250,570,400	$25,429,600	$276,000,000

Stockholders’ equity (deficit)
Class A ordinary shares - $0.0001 par value	$255	$(255)	$—
Class B ordinary shares - $0.0001 par value	690	—	690
Additional paid-in-capital	—	—	—
Retained Earnings (Accumulated Deficit)	4,999,065	(25,429,345)	(20,430,280)
Total stockholders’ equity (deficit)	$5,000,010	$(25,429,600)	$(20,429,590)

Shares subject to possible redemption	25,057,040	2,542,960	27,600,000

Unaudited Statement of Operations for the three months ended June 30, 2021
Basic and diluted weighted average shares, redeemable shares	21,348,066	6,251,934	27,600,000
Basic and diluted net income per share, redeemable shares	—	(0.04)	(0.04)
Basic and diluted weighted average shares, non-redeemable shares	6,900,000	—	6,900,000
Basic and diluted net income per share, non-redeemable shares	$(0.21)	$0.17	$(0.04)
Net Income	$(1,472,297)	$—	$(1,472,297)

Unaudited Statement of Operations for the six months ended June 30, 2021
Basic and diluted weighted average shares, redeemable shares	25,057,040	(2,542,960)	27,600,000
Basic and diluted net income per share, redeemable shares	—	0.29	0.29
Basic and diluted weighted average shares, non-redeemable shares	6,900,000	—	6,900,000
Basic and diluted net income per share, non-redeemable shares	$1.18	$(0.90)	$0.28
Net Income	$8,138,992	$—	$8,138,992